Vanguard Funds
Supplement Dated August 4, 2023, to the Prospectuses and Summary Prospectuses
Important Changes to the Funds
 Effective immediately, one or more portfolio managers have been added as a co-portfolio manager of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”).
Donald M. Butler will retire from Vanguard at year end and effective December 21, 2023, he will be removed as a co-portfolio manager of the impacted Funds.
The impacted Funds’ investment objectives, strategies, and policies remain unchanged.
 Prospectus and Summary Prospectus Text Changes

The following table lists each impacted Fund and the corresponding portfolio manager(s) that have been added as a co-portfolio manager:

Vanguard Fund	Portfolio Manager(s)
Vanguard 500 Index Fund	Aaron Choi and Nicholas Birkett
Vanguard Mid-Cap Index Fund	Aaron Choi
Vanguard Mid-Cap Growth Index Fund	Aaron Choi
Vanguard Mid-Cap Value Index Fund	Aaron Choi
Vanguard S&P 500 Growth Index Fund	Kenny Narzikul
Vanguard S&P 500 Value Index Fund	Kenny Narzikul
Vanguard Tax-Managed Small-Cap Fund	Kenny Narzikul
Vanguard Extended Market Index Fund	Nicholas Birkett
Vanguard S&P Small-Cap 600 Index Fund	Nicholas Birkett
Vanguard S&P Small-Cap 600 Growth Index Fund	Nicholas Birkett
Vanguard S&P Small-Cap 600 Value Index Fund	Nicholas Birkett
Vanguard Institutional Index Fund	Nicholas Birkett

The following text is added under the heading “Investment Advisor” in the Fund Summary section for each impacted Fund, as appropriate:
Aaron Choi, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since August 2023.
Kenny Narzikul, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since August 2023
Nicholas Birkett, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since August 2023.
Prospectus Text Changes

The following text is added under the heading “Investment Advisor” in the More on the Fund(s) section for each impacted Fund, as appropriate:

Aaron Choi, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2011, has worked in investment management since 2015, and has co-managed the Fund since August 2023. Education: B.S., Pennsylvania State University.

Kenny Narzikul, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2012, has worked in investment management since 2016, has managed investment portfolios since 2023, and has co-managed the Fund since August 2023. Education: B.B.A., James Madison University.

Nicholas Birkett, CFA, Portfolio Manager at Vanguard. He worked in investment banking from 2005 to 2016, has been with Vanguard since 2017, and has co-managed the Fund since August 2023. Education: B.S., University of Bath.

© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS PMB 082023
CFA® is a registered trademark owned by CFA Institute.

Vanguard Index Funds

Supplement Dated August 4, 2023, to the Statement of Additional Information Dated April 28, 2023
Important Changes to Vanguard 500 Index Fund
Effective immediately, Aaron Choi and Nicholas Birkett have been added as co-portfolio managers of Vanguard 500 Index Fund (the Fund).
Donald M. Butler will retire from Vanguard at year end and effective December 21, 2023, he will be removed as a co-portfolio manager of the Fund.
The Fund’s investment objective, strategies, and policies remain unchanged.
Important Changes to Vanguard Extended Market Index Fund
Effective immediately, Nicholas Birkett has been added as a co-portfolio manager of Vanguard Extended Market Index Fund (the Fund).
Donald M. Butler will retire from Vanguard at year end and effective December 21, 2023, he will be removed as a co-portfolio manager of the Fund.
The Fund’s investment objective, strategies, and policies remain unchanged.
Important Changes to Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Value Index Fund, and Vanguard Mid-Cap Growth Index Fund
Effective immediately, Aaron Choi has been added as a co-portfolio manager of Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Value Index Fund, and Vanguard Mid-Cap Growth Index Fund (the Funds).
Donald M. Butler will retire from Vanguard at year end and effective December 21, 2023, he will be removed as a co-portfolio manager of the Funds.
The Funds’ investment objectives, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table replaces the information on the table for Nicholas Birkett under the subheading “1. Other Accounts Managed” on page B-49:

Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Nicholas Birkett[1]	Registered investment companies[2]	22	$1.52T	0	$0
	Other pooled investment vehicles	4	$10B	0	$0
	Other accounts	0	$0	0	$0
1 Mr. Birkett began co-managing Vanguard 500 Index Fund and Vanguard Extended Market Index Fund on August 4, 2023 and began co-managing Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund on February 17, 2023. Information in the table is provided as of June 30, 2023.
2 Includes Vanguard Small-Cap Value Index Fund, Vanguard Small-Cap Growth Index Fund, Vanguard 500 Index Fund, and Vanguard Extended Market Index Fund, which collectively held assets of $1.1 trillion as of June 30, 2023.

Within the same section, the following text and table is added under the subheading “1. Other Accounts Managed” on page B-49:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Aaron Choi[1]	Registered investment companies[2]	6	$1.09T	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
1 Mr. Choi began co-managing Vanguard 500 Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Value Index Fund, and Vanguard Mid-Cap Growth Index Fund on August 4, 2023. Information in the table is provided as of June 30, 2023.
2 Includes Vanguard 500 Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Value Index Fund, and Vanguard Mid-Cap Growth Index Fund, which collectively held assets of $1.1 trillion range as of June 30, 2023.
Within the same section, the following text is added under the subheading “1. Ownership of Securities” on page B-50:
As of June 30, 2023, Mr. Choi owned shares of Vanguard 500 Index Fund within the $100,001-$500,000 range.
As of June 30, 2023, Mr. Birkett did not own any shares of Vanguard 500 Index Fund and Vanguard Extended Market Index Fund.
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 040B 082023

Vanguard Admiral Funds

Supplement Dated August 4, 2023, to the Statement of Additional Information Dated December 21, 2022
Important Changes to Vanguard Admiral Funds
Vanguard S&P 500 Growth Index Fund and Vanguard S&P 500 Value Index Fund
Effective immediately, Kenny Narzikul has been added as a co-portfolio manager of Vanguard S&P 500 Growth Index Fund and Vanguard S&P 500 Value Index Fund (the Funds).
Donald M. Butler will retire from Vanguard at year end and effective December 21, 2023, he will be removed as a co-portfolio manager of the Funds.
The Funds’ investment objectives, strategies, and policies remain unchanged.
Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Growth Index Fund and Vanguard S&P Small-Cap 600 Value Index Fund
Effective immediately, Nicholas Birkett has been added as a co-portfolio manager of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Growth Index Fund and Vanguard S&P Small-Cap 600 Value Index Fund (the Funds).
Donald M. Butler will retire from Vanguard at year end and effective December 21, 2023, he will be removed as a co-portfolio manager of the Funds.
The Funds’ investment objectives, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text replaces the information on the table for Kenny Narzikul under the subheading “1. Other Accounts Managed” on page B-41:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Kenny Narzikul[1]	Registered investment companies[2]	15	$175B	0	$0
	Other pooled investment vehicles	2	$2B	0	$0
	Other accounts	0	$0	0	$0
1 Mr. Narzikul began co-managing Vanguard S&P 500 Growth Index Fund and Vanguard S&P 500 Value Index Fund on August 4, 2023 and began co-managing Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Growth Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Growth Index Fund and Vanguard S&P Small-Cap 600 Value Index Fund on February 17, 2023. Information in the table is provided as of June 30, 2023.
2 Includes Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Growth Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Growth Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, Vanguard S&P 500 Growth Index Fund and Vanguard S&P 500 Value Index Fund, which collectively held assets of $22.4 billion as of June 30, 2023.

Within the same section, the following text and table is added under the subheading “1. Other Accounts Managed” on page B-41:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Nicholas Birkett[1]	Registered investment companies[2]	22	$1.52T	0	$0
	Other pooled investment vehicles	4	$10B	0	$0
	Other accounts	0	$0	0	$0
1 Mr. Birkett began co-managing Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Growth Index Fund and Vanguard S&P Small-Cap 600 Value Index Fund on August 4, 2023. Information in the table is provided as of June 30, 2023.
2 Includes Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Growth Index Fund, and Vanguard S&P Small-Cap 600 Value Index Fund, which collectively held assets of $6 billion as of June 30, 2023.
Within the same section, the following text is added under the subheading “4. Ownership of Securities” on page B-42:
As of June 30, 2023, Mr. Narzikul did not own any shares of Vanguard S&P 500 Growth Index Fund and Vanguard S&P 500 Value Index Fund.
As of June 30, 2023, Mr. Birkett did not own any shares of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Growth Index Fund, and Vanguard S&P Small-Cap 600 Value Index Fund.
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 3340B 082023

Vanguard Tax-Managed Funds

Supplement Dated August 4, 2023, to the Statement of Additional Information Dated April 28, 2023
Important Changes to Vanguard Tax-Managed Small-Cap Fund
Effective immediately, Kenny Narzikul has been added as a co-portfolio manager of Vanguard Tax-Managed Small-Cap Fund (the Fund).
Donald M. Butler will retire from Vanguard at year end and effective December 21, 2023, he will be removed as a co-portfolio manager of the Fund.
The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table is added under the subheading “1. Other Accounts Managed” on page B-45:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Kenny Narzikul[1]	Registered investment companies[2]	15	$175B	0	$0
	Other pooled investment vehicles	2	$2B	0	$0
	Other accounts	0	$0	0	$0
1 Mr. Narzikul began co-managing Vanguard Tax-Managed Small-Cap Fund on August 4, 2023. Information in the table is provided as of June 30, 2023.
2 Includes Vanguard Tax-Managed Small-Cap Fund, which held assets of $8.3 billion as of June 30, 2023.
Within the same section, the following text is added under the subheading “4. Ownership of Securities” on page B-47:
As of June 30, 2023, Mr. Narzikul did not own any shares of Vanguard Tax-Managed Small-Cap Fund.
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 103A 082023

Vanguard Institutional Index Funds

Supplement Dated August 4, 2023, to the Statement of Additional Information Dated April 28, 2023
Important Changes to Vanguard Institutional Index Fund
Effective immediately, Nicholas Birkett has been added as a co-portfolio manager of Vanguard Institutional Index Fund (the Fund).
Donald M. Butler will retire from Vanguard at year end and effective December 21, 2023, he will be removed as a co-portfolio manager of the Fund.
The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table is added under the subheading
“1. Other Accounts Managed” beginning on page B-36:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Nicholas Birkett[1]	Registered investment companies[2]	22	$1.52T	0	$0
	Other pooled investment vehicles	4	$10B	0	$0
	Other accounts	0	$0	0	$0
1 Mr. Birkett began co-managing Vanguard Institutional Index Fund on August 4, 2023. Information in the table is provided as of June 30, 2023.
2 Includes Vanguard Institutional Index Fund, which held assets of $254 billion as of June 30, 2023.
Within the same section, the following text is added under the subheading “4. Ownership of Securities” on page B-38:

As of June 30, 2023, Mr. Birkett did not own any shares of Vanguard Institutional Index Fund.
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 094A 082023